Events after the reporting period - Additional Information (Detail) $ / shares in Units, £ in Millions, Rate in Millions, $ in Millions					12 Months Ended
	Jan. 19, 2024 shares Rate	Jan. 10, 2024 shares	Nov. 30, 2023 shares	Jun. 15, 2023 shares	Dec. 31, 2023	Feb. 29, 2024 USD ($)	Feb. 26, 2024 shares	Feb. 06, 2024 USD ($) $ / shares	Dec. 06, 2023 USD ($)	Oct. 16, 2023 GBP (£)	Oct. 16, 2023 USD ($)
Class A
Disclosure of non-adjusting events after reporting period [line items]
Stock issued during period, shares, new issues (in shares) | shares			378,267	682,741
Restricted Stock
Disclosure of non-adjusting events after reporting period [line items]
Percent of bonus invested, maximum					50.00%
Percent of vested shares that cannot be sold during employment					50.00%
Restricted Stock | Time Based Vesting Condition, Tranche One
Disclosure of non-adjusting events after reporting period [line items]
Percentage of instruments vested					33.00%
Restricted Stock | Time Based Vesting Condition, Tranche Two
Disclosure of non-adjusting events after reporting period [line items]
Percentage of instruments vested					33.00%
Restricted Stock | Time Based Vesting Condition, Tranche Three
Disclosure of non-adjusting events after reporting period [line items]
Percentage of instruments vested					33.00%
CSHG Real Estate
Disclosure of non-adjusting events after reporting period [line items]
Potential increase in assets under management resulting from proposed acquisition									$ 2,400.0
Equity Incentive Program | Rights
Disclosure of non-adjusting events after reporting period [line items]
Granted (in shares) | shares	3,360,000
Equity Incentive Program | Rights | Boost Grant Requirement
Disclosure of non-adjusting events after reporting period [line items]
Granted (in shares) | Rate	0.3
Dividends | Patria Holdings Ltd
Disclosure of non-adjusting events after reporting period [line items]
Dividends payable (in dollars per share) | $ / shares								$ 0.399
Dividend payables								$ 59.9
Bottom of range | Restricted Stock
Disclosure of non-adjusting events after reporting period [line items]
Vesting period					3 years
Top of range | Restricted Stock
Disclosure of non-adjusting events after reporting period [line items]
Vesting period					5 years
Top of range | Equity Incentive Program | Rights
Disclosure of non-adjusting events after reporting period [line items]
Number of shares reserved for issue under options and contracts for sale of shares (in shares) | shares							5,380,000
Abrdn Inc.
Disclosure of non-adjusting events after reporting period [line items]
Consideration to be transferred										£ 100	$ 125.0
CSHG Real Estate
Disclosure of non-adjusting events after reporting period [line items]
Consideration to be transferred									130.0
CSHG Real Estate | Completion of Standard Regulatory Approvals
Disclosure of non-adjusting events after reporting period [line items]
Contingent consideration payable									60.0
CSHG Real Estate | Successful Shareholder Approval Process and Transfer of Underlying Real Estate Funds
Disclosure of non-adjusting events after reporting period [line items]
Contingent consideration payable									$ 70.0
Energy Trading Company in Brazil | Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Consideration to be transferred						$ 20.6
Moneda | Shares Issued | Class A
Disclosure of non-adjusting events after reporting period [line items]
Stock issued during period, shares, new issues (in shares) | shares		1,880,000